EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2023
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	Exploration and Evaluation Assets

	Diakha-Siribaya Gold project	Fayolle property	Monster Lake project	Gosselin	Nelligan	Other	Total
Balance, January 1, 2022	$36.6	$9.2	$7.8	$5.0	$1.8	$1.3	$61.7
Reclassification to assets held for sale	(34.1)	—	—	—	—	—	(34.1)
Write-down	(1.2)	—	—	—	—	—	(1.2)
Reclassification to other	(1.3)	—	—	—	—	1.3	—
Exploration and evaluation expenditures	—	1.9	—	—	—	—	1.9
Balance, December 31, 2022	$—	$11.1	$7.8	$5.0	$1.8	$2.6	$28.3
Transfers to Property, plant and equipment[1]	—	(11.1)	—	—	—	—	(11.1)
Transfer to joint venture partner	—	—	—	(1.5)	—	—	(1.5)
Write-down	—	—	—	—	—	(1.3)	(1.3)
Balance, December 31, 2023	$—	$—	$7.8	$3.5	$1.8	$1.3	$14.4
1.During 2023, capitalized costs related to Fayolle property were transferred from exploration and evaluation assets to property, plant and equipment – mining properties (note 11). No impairment was recorded upon transfer.